                                                                                                 Registration No. 333-05579
                                                                                                         File No. 811-07657

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549
                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /

Pre-Effective Amendment No.                                                                      /   /

Post-Effective Amendment No. 8                                                                   / X /

                                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

         Amendment No. 9                                                                /   /

                                        Oppenheimer Developing Markets Fund
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                                (Exact Name of Registrant as Specified in Charter)

                                 6803 South Tucson Way, Englewood, Colorado 80112
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                                     (Address of Principal Executive Offices)

                                                   303.768.3200
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                                          (Registrant's Telephone Number)

                                               ROBERT G. ZACK, ESQ.
                                              OppenheimerFunds, Inc.
                                      498 Seventh Avenue, New York, NY 10018

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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/   /  Immediately upon filing pursuant to paragraph (b)
/ x /  On December 28, 2001, pursuant to paragraph (b)
/   /  60 days after filing, pursuant to paragraph (a)(1)
/   /  On _________, pursuant to paragraph (a)(1)
/   /  75 days after filing, pursuant to paragraph (a)(2)
/  /  On _________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/   /This post-effective amendment designates a new effective date for a previously filed post-effective amendment.